UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
Post-Effective Amendment No. 18                                                X
and
THE INVESTMENT COMPANY ACT OF 1940                                             X
Amendment No. 18                                                               X


Bullfinch Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1370 Pittsford-Mendon Road, Mendon, NY  14506

(Address of Principal Executive Offices)

585-624-3150

(Registrant's Telephone Number)

Christopher Carosa 1370 Pittsford-Mendon Road, Mendon, NY 14506

(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration.




-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)
   [x] on November 22, 2005 pursuant to paragraph (a) of rule 485

PROSPECTUS
BULLFINCH  FUND, INC.

1370 Pittsford Mendon Road
Mendon, NY 14506

1-888-BULLFINCH
(1-888-285-5346)

November  22, 2005

Unrestricted Series
Greater Western New York Series

      TABLE OF CONTENTS                                       PAGE

The Fund and its investment objective                           2
The Fund's investment strategy                                  2
Risks of the Fund                                               2
Who should invest?                                              3
Who should not invest?                                          3
Yearly returns                                                  3
Fees and Fund expenses                                          4
Management's Discussion of Fund Performance                     4
Performance Summary of the Unrestricted Series                  5
Performance Summary of the Greater Western New York Series 5 Additional information about investment strategies
 and risk considerations                                        6
Non-diversification policy                                      6
Additional investment restrictions                              7
Management                                                      7
Investment adviser                                              7
Officers and directors of the Fund                              8
Legal proceedings                                               9
Capitalization                                                  9
Voting rights                                                   9
Pricing of shares                                               9
Purchase of shares and reinvestment                            10
Initial investment                                             10
Subsequent purchases                                           10
Reinvestment                                                   10
Fractional shares                                              10
Individual Retirement Accounts IRA's                           10
Pension, Profit-Sharing, 401-k plans                           11
Redemption of shares                                           11
Tax status                                                     11
Portfolio turnover policy                                      12
Financial highlights                                           12
Application                                                    13
Form W-9                                                       14
Annual and special meetings                                    15
Reports to shareholders                                        15
Transfer Agent                                                 15
Custodian                                                      15
IRA trustee                                                    15
Independent auditors                                           15

                           BULLFINCH FUND, INC.

                  1370 PITTSFORD-MENDON ROAD, MENDON,  NY 14506
               1-888-BULLFINCH (1-888-285-5346) 585-624-3150

PROSPECTUS                                                  November 22, 2005

The Bullfinch Family of Mutual Funds
The Bullfinch Fund, Inc. (the "Fund") is an open-end non-diversified manage-ment investment company that offers separate series - the Unrestricted Series and the Greater Western New York Series - (individually and collectively known as the
"Series"), each a separate investment portfolio having its own investment objective and policies.


Unrestricted Series
The Unrestricted Series seeks conservative long-term growth in capital through a mix of investments consisting primarily of exchange listed and over-the-counter common stocks.


Greater Western New York Series
The Greater Western New York Series seeks capital appreciation through a mix of
investments consisting primarily of exchange-listed and over-the-counter common stocks of companies with an important economic presence in the Greater Western New York Region.


It is important to note that the Fund's shares are not guaranteed or insured by the FDIC or any other agency of the U.S. government. As with any investment in common stocks, which are subject to wide fluctuations in market value, you could lose money by investing in the Fund.


             These securities have not been approved or disapproved
             by the Securities and Exchange Commission, nor has the
               Commission passed upon the accuracy or adequacy of
              this prospectus.  Any representation to the contrary
                              is a criminal offense.

THE FUND AND ITS INVESTMENT OBJECTIVE

UNRESTRICTED SERIES -
The Unrestricted Series seeks conservative long-term growth in capital through a mix of investments consisting primarily of domestic

exchange listed and over-the-
counter common stocks.

GREATER WESTERN NEW YORK SERIES
The Greater Western New York Series seeks capital appreciation through a mix of investments consisting primarily of exchange-listed and over-the-counter common stocks of companies with an important economic presence in the Greater Western New York Region.


THE FUND'S INVESTMENT STRATEGY

Each Series uses a Value approach in its securities selection process. The Adviser emphasizes fundamental corporate considerations related to the prospects of the issuer and its industry. Depending on its view of their relative attractiveness in light of market and economic conditions, the Adviser will vary the proportions invested among common stocks and U.S. Treasury securities maturing within five years.

Using a proprietary screening system based in part on the fundamental criteria listed below the Adviser screens a varied universe (between 5,000 and 10,000) of stocks to identify investment candidates. These candidates are then placed into one of three proprietary equity sectors: Defensive, Classic Value and Opportunistic. These categories represent where candidate stocks fall based on the fundamental criteria. Before a candidate is purchased, the Adviser assigns at least four prices to it: a severe market low, a buy price, a two-year sell price and a five-year sell price. In addition, the Adviser assigns all candidates a unique risk/return characteristic using the Adviser's proprietary risk/return analytical system.

In general, the three equity sectors represent the equity risk return spectrum. The Adviser seeks to invest in Opportunistic stocks that exhibit more favorable risk/return characteristics than Classic Value stocks. Likewise, the Adviser seeks to invest in Classic Value stocks that exhibit more favorable risk/return characteristics than Defensive stocks. Finally, the Adviser seeks to invest in Defensive stocks that exhibit more favorable risk/return characteristics than U.S. Treasuries maturing in five years (the Adviser's proxy for the risk-free return rate benchmark called for by Benjamin Graham). In the rare case where no available candidate stock exhibits a more favorable risk/return characteristic compared to the risk-free return proxy, then the Fund will invest in U.S. Treasuries maturing within five years.

Assets in the Unrestricted Series may be invested in money market funds for temporary investment in attempting to respond to adverse market, economic, political, or other conditions. The Fund may not achieve its investment objective while it is in this temporary investment.

The term "Unrestricted" in "Unrestricted Series" does not refer to a specific investment but instead refers to the Fund's strategy with respect to four investment sectors (the three equity sector and the risk-free rate proxy) and not anything else.

We will sell the securities when other securities exhibit better risk/return characteristics. The two-year sell price acts as an early warning indicator the stock might be approaching a less favorable risk/return characteristic. The five-year will generally indicate the stock has exceeded its limit of favorability regarding its risk/return characteristic. In this case the stock will be sold.

It should be noted the Adviser attempts to employ proprietary techniques derived from behavioral economics when determining the best time to both buy and sell individual securities. Aspects influencing these techniques include both macroeconomic and microeconomic factors pertaining both to the market as a whole and the individual stock in particular.


Each Series

invests

 in the securities of companies
with small, medium and large capitalization.

Small Cap is less than $1.5 billion in market cap; Mid cap is between $1.5 billion and $5 billion; and Large cap is more than $5 billion. These ranges are determined by the Adviser.

 The Adviser classifies and
compares potential investments using the following criteria:

     - Balance Sheet (emphasizing low debt and sufficient working capital)
     - Income Statement Data (emphasizing at least modest earnings growth)
     - The Company's Current Dividend Policy (emphasizing growth)
     - Stock Price (looking for historically low valuations)

The Adviser believes each Series will make the most money by investing in companies with strong financials whose stocks sell at historically low prices.

The Adviser uses the above criteria in order to, over long periods of time, increase potential returns and reduce the risk of price declines of the investments of each Series. The Adviser may purchase a particular company's stock with up to 25% of each Series' assets. Each Series' willingness to place a large percentage of its assets in a single stock does distinguish it from most other funds.

Each Series' investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in any Series' objective.

SPECIAL NOTE FOR INVESTORS IN THE GREATER WESTERN NEW YORK SERIES :
Under normal
conditions, the Adviser invests at least 80% of the Fund's total assets in securities of companies with an important economic presence in the Greater Western New York Region of New York. In addition to the equity selection criteria described above, the Adviser may also consider industry diversification, liquidity, and market capitalization. To be eligible for inclusion in the Greater Western New York Series ' portfolio, a stock currently must meet the following criteria:

     - The stock must be issued either by a company that employs at least fifty persons in the Greater Western New York Region; or
     - The stock must be issued by a Company that has a capital investment (including annual payroll) in the Greater Western New York Region of greater than $1,000,000; or,
     - The stock must be of a Company that maintains its corporate headquarters in the Greater Western New York Region.

The Greater Western New York Region includes the following New York State
Counties:
  - Allegany    - Chautauqua    - Cattaraugus      - Erie        - Genesee
  - Livingston  - Monroe        - Niagara          - Ontario     - Orleans
  - Steuben     - Wayne         - Wyoming          - Yates


The above 80% investment policy is not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders in writing 60 days prior to any material change in any Series' objective.


RISKS OF THE FUND

Risks of Active Management. Each Series is an actively managed portfolio. Actively managed portfolios do not necessarily produce investment returns equal to the stock market. As a result, there is a risk that your investment return in the Fund will not equal the return of the stock market.

Risks of Investing in Common Stocks. Stocks fluctuate in price and their short-term volatility at times may be substantial. The return on and value of an investment in the Fund will fluctuate in response to stock market movements generally. Investments in common stocks are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund. In addition, in the case of bankruptcy, the rights of the common stockholders are subordinate to the rights of preferred shareholders and bond holders of the company.

Risks of Investing in OTC Stocks. Stocks traded over-the-counter can exhibit larger spreads between the bid and ask prices. This is because these stocks tend to be smaller companies, trade less frequently, are less liquid and there is often less information about these stocks. This may cause investors to pay more when buying and receive less when selling than when a stock is listed on an exchange. Therefore, the risk of higher trading costs can negatively impact the investment return of the Fund.

Special Risks of Investing in Small-Cap Stocks. Stocks of small-cap issuers may be more volatile than other stocks. Their stocks may be less liquid than those of larger issuers. Therefore the Fund could have greater difficulty selling the securities of a smaller issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses in the Fund.

Special Risk of Investing in U.S. Treasuries. U.S. Treasuries are subject to changes in their value when prevailing interest rates change. When interest rates fall, their value will generally rise. When interest rates rise, their value will generally fall and they may sell at a discount from their face amount. The magnitude of these fluctuations is generally greater for securities having longer maturities than for shorter maturities.

Special Risks of Investing in Mid-Cap Stocks. Mid-Cap stocks tend to be more sensitive to changes in an issuer's earnings expectations. They tend to have lower trading volumes than large capitalization securities. As a result, they may experience more abrupt and erratic price movements.

Special Risks of Investing in Micro-Cap Stocks. Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of micro cap company stocks are more volatile than those of larger companies. Thus, the Fund's share price may increase or decrease by a greater percentage than the share prices of funds that invest in the stocks of large companies. Also, the returns of micro cap company stocks may vary, sometimes significantly, from the returns of the overall market. Micro cap companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of micro cap companies are thinly traded, and purchases and sales may result in higher transactions costs.

Special Risks of Concentrated Portfolios.

Because each Series is "non-
diversified," it invests a higher percentage of assets in fewer holdings than the average stock fund does. As a result, each Series is subject to the risk of a price decline or loss due to a change in value of one, or a few of its stockholdings.


Special Risks of Concentration in a Single Geographic Region. Because the Greater Western New York Series invests primarily in securities of issuers with an important economic presence in the Greater Western New York Region in New York State, the value of that Series' portfolio also will be affected by the special economic and other factors that might affect issuers located in or having a significant presence in the region. The volatility associated with investments in stocks is likely to be greater where, as here, the Series' investments are concentrated in a distinct region of a single state. A change in the economic or regulatory environment of the region or the state will have a greater impact on the Series than on a portfolio whose investments reflect a wider geographic distribution (for example, the Unrestricted Series). Moreover, it should be noted that numerous economic and political factors can have a detrimental effect on businesses within a state. Among those factors that have contributed to a challenging climate for businesses in New York are high taxes, high energy costs and the high costs of workers' compensation insurance.


WHO SHOULD INVEST? Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least five years.

WHO SHOULD NOT INVEST? Investors not willing to accept the risks of owning stocks in a managed portfolio. The Series are not for investors seeking to trade the stock market for short-term fluctuations.



BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide an indication of the risks of investing in the Unrestricted Series of the Greater Western New York Series by showing changes in each Series' performance from year to year over a 7-year period and by showing how each Series' average annual returns for one and three years compare to those of a broad-based securities market index. How each Series has performed in the past

(before and after taxes)

is not necessarily an indication of how each Series will perform in the future.


 46%                                                            45.66%
 45%                                                              XX
 44%                                                              XX
 43%                                                              XX
 42%                                                              XX
 41%                                                              XX
 40%                                                              XX
 39%                                                              XX
 38%                                                              XX
 37%                                                              XX
 36%                                                              XX
 35%                                                              XX
 34%                                                              XX
 33%                                                              XX
 32%                                                              XX
 31%                                                              XX
 30%                         29.53%                               XX
 29%                           XX                                 XX
 28%                           XX                                 XX
 27%                           XX                                 XX
 26%                           XX                                 XX
 25%                           XX                                 XX
 24%                           XX                                 XX
 23%                           XX                                 XX
 22%                           XX                                 XX
 21%                           XX                                 XX
 20%                           XX                                 XX
 19%                           XX                     17.69%      XX
 18%               16.73%      XX                       XX        XX
 17%                 XX        XX                       XX        XX
 16%                 XX        XX                       XX        XX
 15%                 XX        XX                       XX        XX
 14%                 XX        XX                       XX        XX 13.12%
 13%                 XX        XX                       XX        XX   XX
 12%                 XX        XX                       XX        XX   XX
 11%                 XX        XX                       XX        XX   XX
 10%                 XX        XX  9.57%                XX        XX   XX
  9% 8.25%           XX        XX   XX                  XX        XX   XX
  8%  XX             XX        XX   XX                  XX        XX   XX
  7%  XX             XX        XX   XX                  XX        XX   XX
  6%  XX             XX        XX   XX                  XX        XX   XX
  5%  XX       3.46% XX        XX   XX                  XX        XX   XX

  4%  XX  3.06%      XX        XX   XX                  XX        XX   XX
  3%  XX   XX   XX   XX        XX   XX                  XX        XX   XX
  2%  XX   XX   XX   XX        XX   XX       0.44%      XX        XX   XX
  1%  XX   XX   XX   XX        XX   XX        XX        XX        XX   XX
  0%----------------------------------------------------------------------
 -1%                      XX             XX        XX        XX
 -2%                      XX             XX        XX        XX
 -3%                      XX             XX        XX        XX
 -4%                      XX             XX      -2.65%      XX
 -5%                      XX             XX                  XX
 -6%                      XX             XX                  XX
 -7%                      XX             XX                  XX
 -8%                      XX             XX                  XX
 -9%                      XX             XX                  XX
-10%                      XX             XX                  XX
-11%                      XX          -10.33%                XX
-12%                      XX                                 XX
-13%                      XX                                 XX
-14%                      XX                                 XX
-15%                      XX                                 XX
-16%                   -14.95                                XX
-17%                                                         XX
-18%                                                         XX
-19%                                                         XX
-20%                                                         XX
-21%                                                         XX
-22%                                                         XX
                                                          -22.35%


     1998 1999 2000 2001 2002 2003 2004  1998 1999 2000 2001 2002 2003 2004
      Unrestricted Series                    Greater Western New York Series

For the second quarter of the year 2004 (ending September 30, 2004) the year-to -date return of the Unrestricted Series was -2.30% and for the Greater Western New York Series it was -3.01%.

For the Unrestricted Series since inception, the highest return for a quarter was 22.50% while the worst return for a quarter was -14.74%. These returns occurred in quarters ending December 31, 1998 and September 30, 1998, respectively. For the Greater Western New York
Series since
inception the highest return for a quarter was 21.29% while the worst return for a quarter was -15.98%. These returns occurred in quarters ending June 30, 2003 and September 30, 1998, respectively.

               Average Annual Total Returns for Year Ending December 31, 2004
                                 One     Five            Since Inception
                                 Year Years (July 24, 1997) (December 30, 1997)
Return Before Taxes
Unrestricted Series              9.57%   7.83%       6.29%
Greater Western New York Series 13.12%   7.95%                         4.01%

Return After Taxes on Distributions
Unrestricted Series              6.86%   6.91%       5.66%
Greater Western New York Series 13.12%   7.95%                         4.01%

Return After Taxes on Distributions and Sale of Fund Shares
Unrestricted Series              5.75%   2.67%       4.85%
Greater Western New York Series 10.80%   1.69%                         3.28%

Value Line Geometric Index*     11.63%  -1.25%      -1.05%            -1.57%

(reflects no deductions for fees, expenses or taxes)

CALCULATION METHOD FOR AFTER-TAX RETURNS

The after-tax returns shown in the preceding tables depict past performance information and were calculated in accordance with the Securities and Exchange Commission rules using the following assumptions:

- After-tax returns are calculated using the highest historical individual federal income marginal tax rates for each taxable component of the distribution.

- Distributions were reinvested after deducting the taxes due on those distributions.


- Holding periods were determined based on the actual purchase and distribution dates.

- "Return After Taxes on Distributions" assumes you continue to hold your shares at the end of the period.

- "Return After Taxes on Distributions and Sale of Fund Shares" assumes you sell your shares at the end of the period and pay applicable federal taxes.

- The calculations do not include state or local taxes, the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the effects of alternative minimum tax. As a result, actual after-tax returns depend on an investor's tax situation and may differ from those shown.

- After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike."


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                  Greater

                                             Unrestricted     Western New York
                                                Series             Series
 Maximum Sales Charge (Load) imposed
        on Purchases                             None               None


 Maximum Deferred Sales Charge (Load)            None               None
 Maximum Sales Charge (Load) imposed
        on Reinvested Dividends                  None               None
 Redemption Fee (as a percentage of
        amount redeemed, if applicable)          None               None
 Exchange Fee                                    None               None
 IRA Trustee Fees**                              None               None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                  Greater

                                             Unrestricted     Western New York
                                                Series             Series

 Management Fees*                                1.06%              1.25%
 Distribution [and/or Service](12b-1) Fees       None               None
 Other Expenses*                                 0.59%              1.01%

 Total Annual Fund Operating Expenses*           1.64%              2.26%

* Each Series has an expense reimbursement in effect which currently caps the actual expense ratio for each Series at 2.00%. These expense reimbursement arrangements will continue in effect unless the Investment Management Agreement is modified or terminated. To cap the ratio of each Series at 2.00%, the Manager, per its contract, reimbursed the Greater Western New York Series a total of
$1,302 which was waived and resulted in an actual expense ratio of 2.00%.

** Each IRA with account value of $10,000 or more will not be charged IRA Trustee Fees. IRA's with less than $10,000 may be charged $45 annually for IRA Trustee Fees on the discretion of the Fund's Management or Directors. Any Account that terminates its IRA with the IRA Custodian may be subject to termination charges from the IRA Custodian. These charges are identified in the IRA Custodian's Application and Disclosure Statement.

Example
This Example is intended to help you compare the cost of investing in a Series of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Unrestricted Series
        1 year          3 years         5 years         10 years
        $  172          $  543          $  952          $2,166


Greater Western New York Series
        1 year***       3 years***      5 years***      10 years***
        $  237          $  748          $1,311          $2,985

*** Because the Adviser is contractually obligated to reimburse each Series so to cap the expense ratio at 2%, the actual total cost of the Greater Western New York
Series for 1 year would be $210; for 3 years the cost would be $662; for 5 years the cost would be $1,160; and for 10 years the cost would be $2,641




ADDITIONAL INFORMATION ABOUT

PRINCIPAL

 INVESTMENT STRATEGIES

RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS


There is no guarantee that the adviser's valuations are accurate. Even when a stock is purchased below its perceived fair value, there may be unforeseen changes in the business which may lead to a decline in value for the stock.

Portfolio Turnover Policy: Neither Series purchases securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate for each individual Series will not exceed 50%, wherein turnover is computed by dividing the lesser of each individual Series' total purchases or sales of securities within the period by the average monthly portfolio value of each individual Series during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substant-ially exceed 50%; this would only result from special circumstances and not from the normal operations of either Series.

Non-diversification Policy: Each Series is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. Each Series, therefore, may be more susceptible than a diversified fund to any single economic, political, or regulatory occurrence. The policy of each Series, in the intention of achieving their objective, is, therefore, one of selective investments rather than diversification. Each Series seeks only the required diversification necessary to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see the Tax Status Section of this prospectus).

UNRESTRICTED SERIES

Objective & Policies: The investment objective of the Unrestricted Series is to seek conservative long term growth in capital. The Unrestricted Series in-vests primarily in exchange listed and over-the-counter common stocks. As such, the Unrestricted Series has no current intention to invest in illiquid securities. To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry. Depending on its view of their relative attractiveness in light of market and economic conditions, the Fund may, from time to time, take temporary defensive positions by varying the proportions invested among common stocks (see Equity Selection Criteria below) and U.S. government securities maturing within five years. Assets in the Unrestricted Series may be invested in money market funds for temporary investment. When the Fund is in a temporary defensive position, it may not achieve its investment objective.

Risk Factors: Risks associated with the Unrestricted Series' performance will be those due to broad market declines and the decline in the price of partic-ular companies held in the Unrestricted Series' portfolio. Because the Unre-stricted Series' investments fluctuate in value, the Unrestricted Series' shares will fluctuate in value. The Adviser seeks to reduce the risk of nega-tive returns while seeking to obtain long term capital growth when it believes valuations and market conditions are favorable. It must be realized, as is true of almost all securities, there can be no assurance that the Unrestricted Series will attain its objective.

The Unrestricted Series' investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in the Unrestricted Series' objective.

Equity Selection Criteria: Criteria used by the Adviser to classify equities includes balance sheet and income statement data, historical pricing valuations and the stock's current dividend policy.

GREATER WESTERN NEW YORK SERIES

Objective & Policies: The investment objective of the Greater Western New
York Series
is to seek capital appreciation through investment in the common stock of companies with an important economic presence in the Greater Western New York Region of New York State. Under normal conditions, the Fund invests at least 80% of the Fund's total assets in securities of companies with an important economic presence in the Greater Western New York Region of New York (see Equity Selection Criteria below). The Greater Western New York Series invests primarily in exchange listed and over-the-counter common stocks. As such, the
 Greater  Western New
York Series has no current intention to invest in illiquid securities. To the Extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry. Depending on its view of their relative attractiveness in light of market and economic conditions, the Fund may, from time to time, take temporary defensive positions by varying the proportions invested among common stocks (see Equity Selection Criteria below) and U.S. government securities maturing within five years. Assets in the Unrestricted Series may be invested in money market funds for temporary investment. When the Fund is in a temporary defensive position, it may not achieve its investment objective.

Risk Factors: Risks associated with the Greater Western New York
Series ' performance
will be those due to broad market declines and the decline in the price of particular companies held in the Greater Western New York Series ' portfolio. Changes and developments in the economic environment of Western New York State may have a disproportionate effect on the Greater Western New York
Series ' portfolio.
Because the Greater Western New York Series ' investments fluctuate in value, the
Greater Western New York Series ' shares will fluctuate in value. The
 Adviser seeks to
reduce the risk of negative returns while seeking to obtain capital apprecia-tion when it believes valuations and market conditions are favorable. It must be realized, as is true of almost all securities, there can be no assur-ance that the Greater Western New York Series will attain its objective.

The Greater Western New York Series ' investment objective is not fundamental and may be
changed by the Board of Directors without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change in the Greater Western New York Series ' objective.

Equity Selection Criteria: Criteria used by the Adviser to classify equities includes balance sheet and income statement data, historical pricing valuations and the stock's current dividend policy. The Adviser may also consider industry diversification, liquidity, and market capitalization. To be eligible for inclusion in the Greater Western New York Series ' portfolio, a stock currently must meet the following criteria: the stock must be issued either by a company that employs at least fifty persons in the Greater Western New York Region, or issued by a Comp-any which has a capital investment (including annual payroll) in the Greater Western New York Region of greater than $1,000,000, or by a Company that main-tains its corporate headquarters in the Greater Western New York Region. The Greater Western New York Region includes the following New York State Counties:

Erie, Niagara, Chautauqua, Cattaraugus, Orleans, Genesee, Wyoming, Allegany, Monroe, Livingston, Steuben, Wayne, Ontario, Yates.

Disclosure of Portfolio Holdings: The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters. Portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


Additional Investment Restrictions are set forth in the Fund's Statement of Additional Information.



INVESTMENT ADVISER

The overall business and affairs of the Fund is managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Adviser and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Carosa, Stanton & DePaolo Asset Management, LLC (the "Adviser"), 1370 Pittsford Mendon Road, Mendon, New York 14506. Christopher Carosa, President of the Fund and President of the Fund's Investment Adviser, will be primarily responsible for the day-to-day management of the Series' portfolios.

The Board meets regularly four times a year to review Fund progress and status. The Board may convene a special meeting under certain circumstances.

Carosa, Stanton & DePaolo Asset Management, LLC is a New York Limited Liability Company that acts as an Investment Adviser to the Fund. Carosa, Stanton & DePaolo Asset Management, LLC, began accepting private portfolio management clients in February of 1997 and currently manages sixty-one portfolios and has more than thirty-eight million dollars under management as of August 2005.



Mr. Carosa serves as Chief Compliance Officer of the Fund.

Mr. Carosa has direct responsibility for day to day management of the Series' portfolios. He has a B.S. (Intensive) in Physics and Astronomy from Yale Uni-versity and an MBA in Finance and Marketing from the University of Rochester's William E. Simon Graduate School of Business. He began his career in 1982 with Manning & Napier Advisors, Inc. When he left Manning & Napier in the summer of 1996 to begin writing finance books, he was a Managing Director and member of the Funds Group as well as Executive Vice President and Senior Trust Officer for Exeter Trust Company, an affiliate of Manning & Napier. At the time of his departure, Mr. Carosa was responsible for custody and trust operations for more than 700 accounts with assets approaching $1 billion and he was a member of the Trust and Investment Committee. Mr. Carosa is the author of Due Diligence: The Individual Trustee's Guide to Selecting and Monitoring a Professional Investment Adviser and is a co-author of Planning for the Affluent.

He is a well-respected speaker and has written numerous articles discussing Behavioral Finance. In 2005, Mr. Carosa received the first place honors in the annual call-for papers competition sponsored by the Journal for Financial planning for his research paper entitled "Passive Investing: The Emperor Exposed? - A New Look at an Old Debate Using Data Reflecting the Actual Investment Decisions of Mutual Fund Shareholders."


The SAI provides additional information about the Portfolio
Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.






The Board of Directors include former partners of the private investment part-nership. The Partnership and the Unrestricted Series have a substantially similar or the same investment objective. On September 24, 1997 the Board of Directors of the Fund reviewed an Investment Management Agreement with Carosa, Stanton & DePaolo Asset Management, LLC, which was unanimously approved by the Board of Directors. This Agreement will continue on a year to year basis, as amended, provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Series, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Carosa, Stanton & DePaolo Asset Manage-ment, LLC will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Series on at least 60 days' written notice to Carosa, Stanton & DePaolo Asset Management, LLC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment objective and policies are made by the Fund's directors. For these services the Fund has agreed to pay to the Adviser a fee of 1.25% per year on the first million dollars of net assets of each Ser-ies and 1.0% per year on the remaining portion of net assets of each Series.

All fees are computed on the average daily closing net asset value of each Ser-ies and are payable monthly in arrears. The Adviser will forgo sufficient fees to hold the total expenses of each Series to less than 2.0% of the first $10 million in assets and 1.5% of the next $20 million.

For the fiscal year ending June 30, 2005, the Unrestricted Series paid the Adviser a fee of $41,125 or 1.06% of the average net assets of the Series. For the fiscal year ending June 30, 2005, the Greater Western New York
 Series paid the
Adviser a fee of $6,265 and the Adviser reimbursed the Series $1,302 for a total aggregate fee of $4,963 or 0.99% of the average net assets of the Series.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make specif-ic recommendations based on each Series' investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. The Fund is responsible for the operat-ing expenses of each Series, including:
       - interest and taxes;
       - brokerage commissions;
       - insurance premiums
       - compensation and expenses of its Directors other than those affiliated with the Adviser;
       - legal and audit expenses;
       - fees and expenses of each Series' Custodian, and Accounting Services Agent, if obtained for any Series from an entity other than the Adviser;
       - expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions;

       - fees and expenses incidental to the registration under federal or state securities laws of the Fund and each Series or its shares;
       - expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of any Series;

       - all other expenses incidental to holding meetings of the shareholders;
       - dues or assessments of or contributions to the Investment Company Institute or any successor; and
       - such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Officers and Directors.

The Investment Management Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Series by placing purchase and sale orders for each Series, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of each Series to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of each Series on a continuing basis. The Adviser is also authorized to consider whether a broker provides brokerage and/or research services to each Series and/or other accounts of the Adviser. Information or services may include economic studies, industry studies, stat-istical analyses, corporate reports, or other forms of assistance to each Series or its Adviser. No effort will be made to determine the value of these services or the amount they may reduce expenses of the Adviser or each Series. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of operation at least semiannually.

The Adviser may use its own resources to engage in activities that promote the sale of the Series, including payments to third-parties who provide share-holder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL OF THE INVESTMENT ADVISORY CONTRACT
A discussion regarding the basis for the Board of Directors approving the renewal of the investment advisory contract is available in the Fund's annual report to shareholders covering the period ending June 30, 2005.

DISCLOSURE REGARDING THE FUND'S PORTFOLIO MANAGER
Mr. Carosa, President of the Fund and President of the Adviser, is the sole Portfolio Manager of each Series. He has held these positions since the inception of each Series (1997). The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.


LEGAL PROCEEDINGS
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

CAPITALIZATION

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.
Voting Rights: Each holder of common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative.

PRICING OF SHARES
The net asset value of the Series' shares is determined as of the close of busi-ness of the New York Stock Exchange (the "Exchange")

typically 4:00pm Eastern Time or earlier for days the Exchange closes early for holidays on each business day of
which that Exchange is open. The Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price is determined by dividing the val-ue of its securities, plus any cash and other assets less all liabilities, ex-cluding capital surplus, by the number of shares outstanding.

Securities traded on national securities exchanges or the NASDAQ National Market System are valued at the closing prices of the securities on these exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

It is not contemplated that the Fund will normally hold securities that would require fair value pricing.

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser.
In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.



PURCHASE OF SHARES AND REINVESTMENTS
The

purchase

price of the shares offered by the Fund for any Series is at the net asset value per share next determined after receipt of the purchase order by the Fund in good order

and is computed in the manner described under the caption "PRICING
OF SHARES" in this Prospectus. The Series reserves the right at its sole dis-cretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.


A purchase order is received in good order when the Fund receives payment and, in the case of new shareholders, a completed Shareholder Application, or, in the case of existing shareholders, a correspondence indicating a desire to purchase.


Payment may be made by wire.

Payment is considered received

as of the day
the check is received by the Fund if the Fund receives the check before the close of regular trading on the New York Stock Exchange as defined above.

If payment is made by wire,
payment is considered received

the day payment is received by the Series' custodian. The purchase price of shares of any Series is the net asset value determined on the day the purchase order is received in good order.


In compliance with the USA Patriot Act of 2001, please note that the Fund will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.

Market Timing Restrictions
Short-term or excessive trading often referred to as "market timing," is discouraged by the Fund and the Fund does not accommodate frequent purchases and redemptions.

Market timing can have a potentially negative impact on the value of shareholder assets. Since its inception, it has been the practice of the Fund to discourage and, to the extent possible as allowed by law, prohibit individuals from engaging in market timing activities. However, the Fund's Board of Directors has not adopted policies and procedures
specifically designed to discourage and detect excessive trading and market timing activities. The Board has concluded that the Fund is not a likely venue for market timing activities because of its size and its method of distribution. Furthermore, to date the Fund had not seen any activity among its shareholders that it would deem to be market timing.
The Fund does not maintain any arrangements to permit excessive trading and market timing activities.


Frequent purchases and redemptions of Fund shares ("excessive trading") may interfere with the Portfolio Manager's ability to management the Fund's portfolio effectively, especially in view of the Fund's size and the nature of its investments. Excessive trading could increase the Fund's transaction and administrative costs and/or affect the Fund's performance depending on various factors such as the amount of cash or cash equivalents in the Fund's portfolio at any given point in time. As a result of excessive trading, the Fund might be required to sell portfolio securities at unfavorable times in order to meet redemption requests. Such sales could increase the transaction expenses of the Fund and have a negative impact on the Fund's performance.


Shareholders need be made aware that, as of the this writing, the SEC is considering imposing mandatory redemption fees among all funds for certain transactions. The Fund will comply with any rule the SEC makes regarding this.

Initial Investments: Initial purchase of shares of the Series may be made on-ly by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,500 ($500 for IRAs).

Subsequent Purchases: Subsequent purchases may be made by check or readily available funds and may be made in writing (including an electronic trans-mission) or by telephone. Shareholders wishing to make subsequent purchases by telephone must first elect the privilege by writing to the Fund. The minimum subsequent purchase is $250 ($50 for IRAs), but less may be accepted only in the case of corporate retirement plans that regularly contribute to their account via salary deferrals.

Exchanges Between Series: To purchase shares by exchanging from another Series, please call the Bullfinch Fund shareholder services at 1-888-BULLFINCH (1-888-285-5346) for instructions. Your exchange will be based on the closing net asset value per share next determined after your purchase order is received in good order.

There is no charge for exchanges between Series. Generally, an exchange between Series is a taxable event. The Fund reserves the right to temporarily or permanently terminate the exchange privilege for any shareholder who makes an excessive number of exchanges between Series.

In terminating the exchange privilege the shareholder will always have the right to redeem shares.

Anything greater than 3 exchanges
within six months will be considered excessive. You will receive advance written notice that the Fund intends to limit your use of the exchange privilege. The Fund also reserves the right to terminate or modify the exchange privilege at any time upon 30 days advance written notice or to refuse any exchange request.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in fractional shares and use same for the pur-chase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/ or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Fractional shares may be purchased. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

INDIVIDUAL RETIREMENT ACCOUNTS
You may purchase shares for an individual retirement accounts ("IRA") including Roth IRA's, SEP's, and Simple IRA's. IRA investments are available for the following:
      - Regular contributions
      - Rollover of certain employer sponsored pension and profit-sharing plan distributions.
      - Transfers from other IRA's

All assets are automatically invested in Fund shares, including all dividends and distributions paid on Fund shares within an IRA. There is an annual fee of $45.00 charged by the IRA Trustee, Delaware Charter Guarantee and Trust Co.
The Fund will pay the annual fee for accounts with a value of at least $10,000.

Accounts below $10,000 in market value may be charged the $45.00 fee. This will be decided on an annual basis by the Fund's President or Directors. Any Account that terminates it's IRA with the IRA Custodian may be subject to termination charges from the IRA Custodian. These charges are identified in the IRA Custodian's Application and Disclosure Statement. When the Fund pays any IRA related fees it will be a Fund operating expense. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA.

PENSION, PROFIT SHARING AND 401-K PLANS
Purchases of Fund shares through a business' retirement plans are available to the owners, officers and employees who participate in the retirement plans. The accounts will be registered under the name and tax identification of the pension, profit sharing and/or 401K plans.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who sends a letter requesting redemption to the Fund at its address as it appears on this Prospectus (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, the Fund will require

proper endorsements guaranteed either an Eligible Guarantor Institution as defined by the Securities Exchange Act of 1934. Eligible Guarantor Institution means:

       - Banks                                 - Broker/Dealers
       - Credit unions                         - National securities exchanges
       - Registered securities associations    - Clearing agencies
       - Savings associations

It shall be the standard procedure for the Fund to automatically accept any signature guarantee unless:

- the Fund has material evidence to suggest the guaranteeing institution is not an Eligible Guarantor Institution; or,
- because the person acting on behalf of the guarantor institution is not authorized by that institution to act on its behalf, but only if the Fund maintains a list of people authorized to act on behalf of that guarantor institution.

Please note that you cannot get a signature guarantee from a notary public.


The redemption price
is the net asset value per share next determined after the order is received in good order by the close of the market as defined above

 by
the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender of a valid redemption request. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days if:
      - The New York Stock Exchange is closed for other than customary weekend or holiday closings,
      - Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission
      - The Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.
      - Other extraordinary events which may restrict the Fund from selling its securities or distributing its liquid assets.
The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind in liquid securities with a market value equal to the redemption price. Should this occur, the shareholder will carry market risk until they can sell the securities and that they will also pay any related transaction costs associated with selling these securities. Finally, liquidation in kind does not remove any tax liabilities.



TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, and by satisfying certain other requirements, will be relieved of federal income tax on the amounts distributed to shareholders.

Distribution of any net long-term capital gains realized by the Series will be taxable to the shareholder as long term capital gains, regardless of the length of time Series shares have been held by the investor. All income realized by the Series, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.



The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Portfolio Turnover Policy: Neither Series purchases securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate for each individual Series will not exceed 50%, wherein turnover is computed by dividing the lesser of each individual Series' total purchases or sales of securities within the period by the average monthly portfolio value of each individual Series during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substant-ially exceed 50%; this would only result from special circumstances and not from the normal operations of either Series.


FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Series' financial performance for the past 5 years. Certain information results for a single Series share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in each Series (assuming reinvestment of all dividends & distributions). This information has been audited by Rotenberg & Co., LLP, whose report, along with the Fund's financial statements, are included in the SAI or annual report, which is available upon request.


                                               Unrestricted Series
         For the years ending:     6/30/05  6/30/04  6/30/03  6/30/02  6/30/01

Net asset value,
   beginning of period             $ 14.49    12.69    11.91    13.16    11.32
Income from investment operations
   Net investment income (loss)    $  0.02    (0.03)   (0.06)   (0.06)   (0.03)
   Net gains or (losses) on securities
   both realized and unrealized    $ (1.47)    1.44     0.84    (1.19)    1.87
                                   --------------------------------------------
Total from investment operations   $ 13.97    14.49    12.69    11.91    13.16
Less distributions
   Dividends (from net investment
      income)                      $  0.02     0.00     0.00     0.00     0.00
   Distributions (from
      capital gains)               $  0.91     0.39     0.00     0.00     0.00
                                   --------------------------------------------
Net asset value, end of period     $ 13.97    14.49    12.69    11.91    13.16
                                   ============================================
Total return                          2.79%   17.35%   6.55%   -9.50%   16.25%

Net assets, end of period    $4,094,614 3,932,293 2,538,036 1,995,698 1,515,723

Ratio of expenses to average
   net assets*                        1.64%    1.60%    1.72%   1.83%    2.00%
Ratio of net income to average assets 0.20%   (0.20)%  (0.30)% (0.30)%  (0.30)%
Portfolio turnover rate              18.2%    22.6%     7.5%   25.1%    25.6%
Average commission per share         $ 0.01    0.03    0.04    0.04     0.03

                                              Greater Western New York
Series
         For the years ending:     6/30/05 6/30/04 6/30/03  6/30/02  6/30/01

Net asset value,
   beginning of period             $ 12.22    9.80    9.19   10.12     9.81
Income from investment operations
   Net investment income (loss)    $ (0.10)  (0.11)  (0.03)  (0.34)    0.00
   Net gains or (losses) on securities
   both realized and unrealized    $  0.76    2.54    0.64   (0.59)    0.31
                                   -------------------------------------------
Total from investment operations   $ 12.88   12.22    9.80    9.19    10.12
Less distributions
   Dividends (from net investment
      income)                      $  0.00    0.00    0.00    0.00     0.00
   Distributions (from
      capital gains)               $  0.00    0.00    0.00    0.00     0.00
                                   -------------------------------------------
Net asset value, end of period     $ 12.88   12.22    9.80    9.19    10.12
                                   ===========================================
Total return                          5.40%  24.69%   6.64%  -9.19%    3.16%



Net assets, end of period        $ 548,251  490,582  367,319 342,086  298,891


Ratio of expenses to average
   net assets*                        2.00%   2.00%   1.59%   2.00%    2.00%
Ratio of net income to average
   assets                            (0.80)% (1.00)%  0.00%  (1.40)%  (0.00)%
Portfolio turnover rate               4.6%   11.3%    7.7%   28.0%     8.7%
Average commission per share        $ 0.03    0.04    0.06    0.05     0.04


* After Adviser reimbursement. Had the Adviser not reimbursed the Series, the gross expense ratio would have been 2.26% in 2005, 2.40% in 2004,
1.90% in 2003, 2.56% in 2002 and 2.78% in 2001.

The Example above should not be considered a representation of past or future Expenses. Actual expenses may be greater or lesser than those shown.

BULLFINCH FUND SHARE PURCHASE APPLICATION

This Application is not part of the Fund's Prospectus


A) Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number


2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street __________________________________________________

             City__________________________  St____  Zip_______________________


Home Phone_____________  Bus Phone_____________


Date of Birth: ________________  Citizen of____________________

In order to comply with the US Patriot Act, we are required to have a copy of a photo identification as part of your initial Shareholder Application. Please attach a copy of your driver's license, pistol permit or some other form of photo identification. WARNING: Under Federal law, failure to provide a copy of photo identification may cause us to delay opening your account.

Dividend Direction (check one): Reinvest all distributions____  Pay in Cash____


Signature of Owner, Trustee or Custodian:    __________________________________

Signature of Joint Owner (if joint account): __________________________________


  Please make check payable to:   BULLFINCH FUND, INC.
                                  1370 Pittsford Mendon Road, Mendon, NY  14506
Amount of Investment Attached:
      Unrestricted Series $______________ (Minimum initial purchase $2,500) Greater Western New York Series $______________ (Minimum initial purchase $2,500)
       All applications are accepted in New York and under New York laws.

This Application is not part of the Fund's Prospectus

FORM W-9
(December 2000)
Department of Treasury
Internal Revenue Service


                            Request for Taxpayer
                   Identification Number and Certification


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________

Business name, if different from above

_________________________________________________

Check appropriate box:

        ___ Individual/Sole proprietor     ___ Corporation   ___ Partnership

        ___ Other (specify:_________________________________________________)


Address (number, street and apt. or suite no.)

_________________________________________________


City, State & ZIP Code

_________________________________________________


Requester's name and address (optional):


_________________________________________________


_________________________________________________


_________________________________________________


List account number(s) here (optional):


_________________________________________________



_________________________________________________

Part 1.-  Taxpayer Identification Number         Part 2. - For U.S. Payees
                                                 Exempt from Backup Withholding

Social Security Number ______________________    Write "Exempt" below and sign
                                                 and date the form
or
                                                 ______________________________
Employer ID Number     ______________________


Under penalties of perjury, I certify that:
1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. person (including a U.S. resident alien).

Certification instructions: You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding be-cause you have failed to report all interest and dividends on your tax return.


Signature of U.S. Person __________________________________ Date ______________



ANNUAL AND SPECIAL MEETINGS
The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders an Annual Report (which has been audited by the independent auditor) and a Semi-Annual Report (unaudited). The Fund will also send account statements to each shareholder at least quarterly.

TRANSFER AGENT
The Fund acts as its own transfer agent.


CUSTODIAN
Charles Schwab & Co., Inc.
The Schwab Building
101 Montgomery Building,
San Francisco, CA 94104

IRA TRUSTEE
Delaware Charter Guarantee & Trust Co.
P.O. Box 8963
Wilmington, DE 19899

INDEPENDENT AUDITORS
Rotenburg & Co., LLP
Certified Public Accountants
1870 South Winton Road, Suite 200
Rochester, NY 14618


FUND

 COUNSEL
Patricia C. Foster, Esq. PLLC
170 Van Voorhis Road
Pittsford, NY 14534

PROSPECTUS
BULLFINCH  FUND, INC.

1370 Pittsford Mendon Road
Mendon, NY 14506

1-888-BULLFINCH
(1-888-285-5346)

November 22, 2005

Why You Should Read This Prospectus and How to Obtain Additional Information? This Prospectus should be held for future reference. It is provided in order to help you decide if the Fund is the proper investment for you. The risks, objectives and strategies of each Series of the Bullfinch Fund are explained within this prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request, or to make shareholder inquiries, by calling the following number or writing the following address:

Bullfinch Fund, Inc.

1370 Pittsford Mendon Road
Mendon, NY 14506

1-888-BULLFINCH
(1-888-285-5346)

Because the same information is provided independently through the EDGAR data base on the SEC's internet site (see below), the fund does not make the SAI and the annual and semi-annual reports on its web-site.



Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the


Commission at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102.


INVESTMENT ADVISER
CAROSA, STANTON & DEPAOLO ASSET MANAGEMENT, LLC

1370 Pittsford Mendon Road
Mendon, NY 14506
(585) 624-3150





SEC File Number For the Bullfinch Fund is 811-08191.

                               BULLFINCH  FUND, INC.


                           1370 Pittsford Mendon Road
                                Mendon, NY 14506
                                (585) 624-3150




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                              November 22, 2005


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated November 22, 2005. To obtain the Prospectus, please write the Fund or call the either of the telephone number that are shown above and on the prior page.

TABLE OF CONTENTS


More on

Non-Principal

 Risks of Specific Strategies of the Fund.....................2
 (a)U.S. Government and Agency Bonds.................................2
 (b)Special Situations...............................................3
 (c)Foreign Securities...............................................3
General Risks of the Fund............................................3
 Portfolio Turnover Policy...........................................4
 Non-diversification Policy..........................................4
Additional Fund Policies.............................................4
Management of the Fund...............................................5
 Compensation of Directors and Officers..............................5
Principal Holders of Shares..........................................6
 Major Shareholders..................................................6

 Management Ownership................................................6
Investment Adviser...................................................6
 Advisory Fees.......................................................7
Brokerage............................................................7
Capital Stock and Other Securities...................................7
Purchase, Redemption and Pricing of Shares...........................8
Tax Status...........................................................8
 IRA.................................................................9
 SEP IRA.............................................................9
 Roth IRA............................................................9
Calculation of Performance Data......................................9
Financial Statements.................................................9

MORE ON

NON-PRINCIPAL

RISKS OF SPECIFIC STRATEGIES OF THE FUND:
Objective & Policies: From time to time any Series may hold warrants, preferred stock or convertible debt it may have received as a result of a corporate action related to one of its then current holdings. No Series has any intention of exceeding 5% in any of these types of securities.

TRADING COSTS
Carosa, Stanton & DePaolo seeks brokers from which it feels it can achieve the best price and execution for each individual transaction for all its clients. Should more than one broker be capable of providing best price and execution, other factors may be considered in the selection of the broker. These factors can include commission, research and operational expediency. There may be an increased cost on OTC trades if the adviser chooses to execute such trades on any agency basis (i.e., not to trade through a market-maker in any particular security). These costs include the mark-ups by the market-maker on the OTC securities, which are in addition to the commissions paid to the agent broker-dealer. A market-maker may mark-up (down) a security for which it makes a market, which is a cost that will be incurred in addition to the agency commissions assessed by the executing broker.

GENERAL RISKS OF THE FUND:
Each Series' return, as stock prices generally, may fluctuate within a wide range, so that an investor could lose money over a period of time. Since each

Series invests a higher percentage of assets in fewer holdings than the average stock fund does, each Series is subject to the risk of underperformance, due to weakness in one or a few of its stocks.

Risks associated with each Series' performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in each Series' portfolio. It must be realized, as is true of almost all securities, there can be no assurance that either Series will obtain its ongoing objective of capital appreciation.


Portfolio Turnover Policy: Neither Series purchases securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate for each individual Series will not exceed 50%, wherein turnover is computed by dividing the lesser of each individual Series' total purchases or sales of securities within the period by the average monthly portfolio value of each individual Series during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substant-ially exceed 50%; this would only result from special circumstances and not from the normal operations of either Series.

Non-diversification Policy: Each Series is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. Each Series, therefore, may be more susceptible than a diversified fund to any single economic, political, or regulatory occurrence. The policy of each Series, in the intention of achieving their objective, is, therefore, one of selective investments rather than diversification. Each Series seeks only the required diversification necessary to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see the Tax Status Section of this prospectus).


ADDITIONAL FUND POLICIES
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies (other than money market funds for temporary investment) except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest 25% or more of its total assets at the time of purchase in any one industry (other than U.S. Government Securities).
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, (other than securities issued or guaranteed by the United States Govern-ment, its agencies or its instrumentalities) treating all preferred secur-ities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund maintains policies and procedures (as described below) regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Fund's Chief Compliance Officer will report annually to the Board of Directors with respect to compliance with the portfolio holdings disclosure procedures described herein.

There may be instances where the interests of the shareholders of the Fund respecting the disclosure of information about portfolio securities may conflict with the interests of the Adviser or an affiliated person of the Fund. In such situations, the Board of Directors will be afforded the opportunity to determine whether or not to allow such disclosure. The Fund does not receive any compensation for providing information about their portfolio holdings.

Fund Service Providers

The Fund has entered into arrangements with the following third party service providers: the Adviser and the Fund's administrator, distributor, transfer agent, independent registered public accountants and custodian. The Fund acts as its own administrator, distributor and transfer agent. These third party service providers provide services that require them to have access to the Fund's portfolio holdings. As a result of the ongoing services that these service providers provide, they will receive portfolio holdings information on an ongoing daily basis. In each case, the Fund's Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient by reason of the federal securities laws (1) is prohibited as an "insider" from trading on the information and (2) has a duty of confidence to the Fund because the recipient has a history and practice of sharing confidences such that the recipient of the information knows or reasonably should know that the Fund expects that the recipient will maintain its confidentiality.
Since this information is not provided on the condition that it be kept confidential or that these organizations not trade on the information, such disclosure could provide these organizations with the ability to make advantageous decisions to place orders for shares of the Fund or to trade against the Fund to the detriment of other shareholders of the Fund.

Rating and Ranking Organizations.

The Fund's Board of Directors has determined that the Fund may provide their portfolio holdings to the rating and ranking organizations listed below on either a monthly or quarterly basis.

       - Morningstar, Inc.
       - Lipper, Inc.

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund's shareholders to provide them with non-public portfolio holdings information. Since this information is not provided on the condition that it be kept confidential or that these organizations not trade on the information, such disclosure could provide these organizations with the ability to make advantageous decisions to place orders for shares of the Fund or to trade against the Fund to the detriment of other shareholders of the Fund. However, the Fund will not provide this information until such information is at least 15 days old, after which time the disclosure of such non-public portfolio holdings should not be present a material risk to the Fund. Also, the officers of the
Fund receive and review reports on a regular basis as to any purchases and redemptions of shares of the Fund to determine if there is any unusual trading in shares of the Fund.
The officers of the Fund
will report to the Board of Directors any such unusual trading in shares of the Fund.
The Fund will not pay these organizations.

Media Contacts

In order to maintain practices consistent with Fair Disclosure regulations and to disclose any conflicts-of-interest, portfolio holdings information may be provided to members of the media without requiring a confidentiality agreement. Since this information is not provided on the condition that it be kept confidential or that these organizations not trade on the information, such disclosure could provide these organizations with the ability to make advantageous decisions to place orders for shares of the Fund or to trade against the Fund to the detriment of other shareholders of the Fund. However, the Board has made a determination that the media has a duty of confidence to the Fund because the recipient has a history and practice of sharing confidences such that the recipient of the information knows or reasonably should know that the Fund expects that the recipient will maintain its confidentiality.

Redemption in Kind

The Fund's shareholders may, under unusual circumstances (such as lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the redeemed securities (not the entire portfolio of the Fund) may be made to such shareholders. Since this information is not provided on the condition that it be kept confidential or that these shareholders not trade on the information, such disclosure could provide these shareholders with the ability to make advantageous decisions to place orders for shares of the Fund or to trade against the Fund to the detriment of other shareholders of the Fund. However, since payment in kind is caused by lack of liquidation, the likelihood of advantageous trading is considered small. Nonetheless, in order to treat all shareholders fairly, the Fund is required to pay all redemptions promptly and this requirement would include redemptions in kind.

The Chief Compliance Officer of the Fund, the Investment Adviser, the Distributor and Transfer Agent (collectively, the "CCOs") shall oversee the compliance by the Investment Adviser, the Distributor, the Transfer Agent and their respective personnel with these policies and procedures. At least annually, the CCO shall report to the Board of Directors on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO of the Fund shall report to the Board of Directors any material issue that arises regarding disclosure of the Fund's portfolio holdings on a timely basis and shall make a recommendation to the Board of Directors and to the Investment Adviser, the Distributor and the Transfer Agent as to any actions that the CCO believes are necessary and desirable to address the issue and carry out or improve the Fund's portfolio holdings disclosure policies and procedures.


MANAGEMENT OF THE FUND
The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor and custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor.

OFFICERS AND DIRECTORS OF THE FUND

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

INDEPENDENT DIRECTORS
The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INDEPENDENT DIRECTORS

Jan Dombrowski, MD, 45  Director;       Term of Office:  President                2            N/A
  925 Cheese Factory Rd Audit           N/A              MD Oncology PLLC
  Honeoye Falls,        Committee       Length of Time
  NY  14472                             Served:
                                        Since 2002

John P. Lamberton, 45   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 45 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Thomas Midney, 44       Director        Term of Office:  Manufacturing Dir Specialist   2            N/A
  13 Burr Road                          N/A              Bigelow Tea;
  Bloomfield,                           Length of Time   Manufacturing Dev,
  CT  06002                             Served:          HydrogenSource;
                                        Since 1997       (Manufacturing); Dir,
                                                         NQ Environmental
                                                         (Manufacturing);
                                                         Director of Product
                                                         Planning, Goss &
                                                         Deleeuw
                                                         (Manufacturing)


Michael J. Morris, 44   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 45 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time   (Advertising Company)
  NY  14213                             Served:
                                        Since 2000

                                           INTERESTED DIRECTORS*
Christopher Carosa, 45  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 46      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential

                                           OTHER OFFICERS

Terrance B. Mulhern, 43 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 49  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 46   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 45    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.


OWNERSHIP OF FUND SHARES BY DIRECTORS

The following table provides the range of ownership of the Funds' Board of Directors of shares of Bullfinch Fund, Inc. as of December 31, 2004.


NAME OF DIRECTOR             DOLLAR RANGE OF SECURITIES IN       AGGREGATE DOLLAR RANGE
                                  BULLFINCH FUND, INC.        OF EQUITY SECURITIES IN ALL
                                                                 FUNDS OVERSEEN BY
                                                                       DIRECTOR
-----------------------------------------------------------------------------------------

                              INDEPENDENT DIRECTORS
Jan Dombrowski             Unrestricted Series:     none               none
                           Greater Western New York Series: none

John P. Lamberton          Unrestricted Series:     $50,001-100,000     $50,001-100,000
                           Greater Western New York Series: none

William E.J. Martin        Unrestricted Series:     $1-10,000          $1-10,000
                           Greater Western New York Series: none

Thomas Midney              Unrestricted Series:     $10,001-50,000     $10,001-50,000
                           Greater Western New York Series: none

Michael J. Morris          Unrestricted Series:     $50,001-100,000    $50,001-100,000
                           Greater Western New York Series: none

Michael W. Reynolds        Unrestricted Series:     $1-10,000          $1-10,000
                           Greater Western New York Series: $1-10,000

                              INTERESTED DIRECTORS*

Christopher Carosa         Unrestricted Series:     $50,001-$100,000   $50,001-$100,000
                           Greater Western New York Series: $1-10,000


Gordon R. Stanton          Unrestricted Series:     over $100,000      over $100,000
                           Greater Western New York Series: none

COMPENSATION TABLE FOR FISCAL YEAR ENDING JUNE 30, 2005
                 Aggregate   Pension or   Estimated      Total
Name, Position   Compens     Retirement   Annual         Compensation
                 ation From  Benefits     Benefits Upon  From Registrant
                 Registrant  Accrued As   Retirement     And Fund Complex
                             Part of Fund                Paid to
                             Expenses                    Directors
Jan Dombrowksi,    $ 400       N/A           N/A         $ 400
Director
John P.            $ 400       N/A           N/A         $ 400
Lamberton, Director
William E.J.       $ 400       N/A           N/A         $ 400
Martin, Director
Thomas             $ 400       N/A           N/A         $ 400
Midney, Director
Michael J.         $ 400       N/A           N/A         $ 400
Morris, Director
Michael W.         $ 400       N/A           N/A         $ 400
Reynolds, Director
Christopher        $   0       N/A           N/A         $   0
Carosa*, Director
Gordon R.          $   0       N/A           N/A         $   0
Stanton*, Director


* Director of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940.

COMPENSATION OF DIRECTORS AND OFFICERS
Each unaffiliated director was paid $400 in 2005 A total of $0 has been paid in 2005 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.

OTHER INFORMATION CONCERNING THE BOARD OF DIRECTORS
The only Committee of the Fund is an Audit Committee whose members are Jan Dombrowski, Michael J. Morris, and Michael W. Reynolds

, all of whom are independent directors.

 The Audit Committee
meets on an annual basis. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Board has determined that the Fund
currently does not have a financial expert serving on its audit committee because, it believes, according to the SEC, despite extensive executive and management expertise, such financial expert needs to have practical experience performing audits, and, since no director is a CPA or has ever performed audits of financial statements, the Fund does not have a financial expert on the audit committee.

CODE OF ETHICS
Both the Fund and the Fund's Investment Adviser have adopted Codes of Ethics under rule 17j-1 of the Investment Company Act. These Codes of Ethics describe rules and regulations for applicable personnel regarding personal investments in securities held within the Fund's portfolio.

These personnel may invest in securities held in the Fund's portfolio


PROXY POLICY

Carosa Stanton & DePaolo Asset Management, LLC ("Adviser") is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Pursuant to an advisory agreement with Bullfinch Fund, Inc. ("Bullfinch"), the Adviser manages the assets of the Bullfinch Fund ("Fund"). As the investment adviser to the Fund, the Adviser is responsible for voting all proxies related to securities held in the Fund's investment portfolio. Consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, the Adviser has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Fund's shareholders and all clients of the Adviser. The Adviser, consistent with its duty of care, will monitor corporate actions for those issuers whose securities the Adviser will be called upon to vote. Consistent with its duty of loyalty, the Adviser will, in all cases, vote to promote the Fund shareholders' and clients' best interests. In determining how to vote proxies, the Adviser will not subordinate the interest (both economic and socially responsible, given the socially responsible nature of the Western New York Series) of the Fund's shareholders or clients to its own interests or to that of any other entity or interested party. The Fund's Proxy voting record for the most recent 12 months ending June 30th is available upon request without charge at the SEC web site (www.sec.gov)or by calling 1-888-BULLFINCH (1-888-285-5346).



DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

A discussion regarding the basis for the Board of Directors approving the renewal of the investment advisory contract is available in the Fund's annual report to shareholders covering the period ending June 30, 2005.



PRINCIPAL HOLDERS OF SECURITIES
As of August 15, 2005, shareholders on record who own 5% or more of the outstanding shares of the Fund are as follows:

Series:                      Name:            Address:   Percent Owned:
----------------------------------------------------------------------
Greater Western NY Series    J. Hartney       Hamburg, NY       47.83%
Greater Western NY Series    M. Edelstein     Rochester, NY     12.41%
Greater Western NY Series    L. Pusateri P/S  East Amherst, NY   8.58%
Unrestricted Series          I. Burke         Rochester, NY      6.24%
Greater Western NY Series    A. DePaolo       Charlotte, NC      5.31%


Management Ownership: Officers and directors of the Fund and their ownership of the Fund, as of August 15, 2005, are as follows:

                         Unrestricted Series            Greater Western
 New York Series
Name                     Shares       Percentage        Shares       Percentage

Christopher Carosa*      5,598.593**  1.90%               989.062**  2.32%
 (Chairman, Director)

Gordon Stanton*          9,686.251    3.30%                 0.000    0.00%
 (Director)

John P. Lamberton        5,888.405    2.00%                 0.000    0.00%

 (Director)

William E.J. Martin        692.876    0.24%                 0.000    0.00%
 (Director)

Thomas Midney            1,851.215    0.63%                 0.000    0.00%
 (Director)

Michael J. Morris        5,437.758    1.85%                 0.000    0.00%
 (Director)

Michael W. Reynolds        609.546    0.21%               265.675    0.62%
 (Director)

Bradford L. McAdam       6,230.779    2.12%                 0.000    0.00%
 (Vice-President)

Terrance B. Mulhern****    528.268    0.18%                 0.000    0.00%
 (Vice-President)

Betsy K. Carosa**        5,598.593*** 1.90%               989.062*** 2.32%
 (Secretary)

* Director of the Fund who would be considered "interested persons" as defined by the Investment Company Act of 1940.

** Betsy K. Carosa is the wife of Christopher Carosa

*** Christopher and Betsy K. Carosa own 3,721.752 shares jointly in the Unre-stricted Series, 494.531 in each of their respective ROTH IRA's in the Greater Western New York Series, and 1,876.841 in the Unrestricted
Series in Betsy's
IRA.

**** Terrance B. Mulhern's beneficial ownership is through his wife Karin Mulhern's ownership of 528.268 in the Unrestricted Series in Karin's IRA.

INVESTMENT ADVISER
Carosa, Stanton & DePaolo Asset Management, LLC
1370 Pittsford Mendon Road
Mendon, NY  14506

Carosa, Stanton & DePaolo Asset Management, LLC is a New York Limited Liability Company that acts as an Investment Adviser to the Fund. Carosa, Stanton & DePaolo Asset Management, LLC, began accepting private portfolio management clients in February of 1997 and currently manages sixty-one portfolios and has more than thirty-eight million dollars under management as of August 2005.

Christopher
Carosa and Gordon R. Stanton established the firm in late 1996 as the principal members & officers and are, respectively, are the President and Vice-President of the Fund. In July 1998, Bradford L. McAdam joined the firm and is a Vice-President of the Fund. In December 2002, Terrance B. Mulhern joined the firm and is Vice-President of the Fund.

On September 24, 1997 the Board of
Directors of Fund reviewed an Investment Management Agreement with Carosa, Stanton & DePaolo Asset Management, LLC, which was unanimously approved by the Board of Directors. This Agreement will continue on a year to year basis, as amended, provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Series, but, in either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, Carosa, Stanton & DePaolo Asset Manage-ment, LLC will furnish investment advice to the Fund on the basis of a continuous review of the portfolio and recommend when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Series on at least 60 days' written notice to Carosa, Stanton & DePaolo Asset Management, LLC. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment objective and policies are made by the Fund's directors. For these services the Fund has agreed to pay to the Adviser a fee of 1.25% per year on the first million dollars of net assets of each Ser-ies and 1.0% per year on the remaining portion of net assets of each Series.
All fees are computed on the average daily closing net asset value of each Ser-ies and are payable monthly in arrears. The Adviser will forgo sufficient fees to hold the total expenses of each Series to less than 2.0% of the first $10 million in assets and 1.5% of the next $20 million.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisory services to the Fund; to make specif-ic recommendations based on each Series' investment requirements; and to pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser. The Fund is responsible for the operat-ing expenses of each Series, including:
       - interest and taxes;
       - brokerage commissions;
       - insurance premiums
       - compensation and expenses of its Directors other than those affiliated with the Adviser;
       - legal and audit expenses;
       - fees and expenses of each Series' Custodian, and Accounting Services Agent, if obtained for any Series from an entity other than the Adviser;
       - expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions;
       - fees and expenses incidental to the registration under federal or state securities laws of the Fund and each Series or its shares;
       - expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of any Series;
       - all other expenses incidental to holding meetings of the shareholders;
       - dues or assessments of or contributions to the Investment Company Institute or any successor; and
       - such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its Officers and Directors.

Advisory Fees: The advisory fees to the current adviser, for the last three fiscal years, are as follows:

     UNRESTRICTED SERIES                GREATER WESTERN NEW YORK SERIES
     ADVISORY    AMOUNT           NET   ADVISORY    AMOUNT           NET
YEAR      FEE    WAIVED  ADVISORY FEE        FEE    WAIVED  ADVISORY FEE
2003  $23,194   $     0       $23,194    $ 3,716   $ 1,049       $ 2,667
2004  $35,915   $     0       $35,915    $ 5,591   $ 1,767       $ 3,824

2005  $41,125   $     0       $41,125    $ 6,265   $ 1,302       $ 4,963




PORTFOLIO MANAGER
Christopher Carosa is the sole Portfolio Manager of each Series. As President and Chief Investment Officer of the Adviser, he oversees a total of sixty-one portfolios, including the two Series, which represent the only pooled investment vehicles. In no cases do any of the accounts managed currently pay an advisory fee based on performance of the account. Since most of the other accounts are managed in a style similar to the Unrestricted Series, that Series and those accounts often buy and sell the same securities during similar time periods. This can theoretically present a conflict should a particular security exhibit acute illiquidity, but, given the relatively small size of both the Series and the number of other accounts, this situation is not likely to occur. In general, because the investment objective of the Unrestricted Series is similar to those other accounts, every effort is made to ensure all portfolios are treated similarly. Again, to date, no material conflict has occurred.

In the event of a conflict, the Fund is awarded shares on either a random (if only a small portion of the order is filled) or pro-rata (if a larger portion of the order is filled) basis.

Finally, because the Greater Western New York Series has a regional investment objective, there is likely to be only a small overlap between the portfolios of the two Series (and with the other accounts), and, because this overlap generally consists of larger companies, there is little likelihood of a material conflict with the management of the Greater Western New York
Series .

The Portfolio Manager is currently paid a fixed salary

in cash

and receives a year-end
bonus

(also in cash)

based on the profitability of the investment adviser. The Portfolio Manager does not receive direct compensation from the Fund.

This compensation also includes work done by the Portfolio Manager of any of the other funds managed.

The Portfolio
Manager owns shares in the Fund both directly and through his spouse. This ownership amount is disclosed earlier in this SAI under the Principal Holders of Securities section.

BROKERAGE
The Investment Management Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Series by placing purchase and sale orders for each Series, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of each Series to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of each Series on a continuing basis. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a quarterly basis.

During the last three years, each Series paid the following commissions:

                                   2005        2004        2003
Unrestricted Series              $  746      $3,745      $1,842
Greater Western New York Series  $  240      $  475      $  382



CAPITALIZATION

Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.
Voting Rights: Each holder of common stock has one vote for each share held and fractional shares will have an equivalent fractional vote. Voting rights are non-cumulative.

PRICING OF SHARES
The net asset value of the Series' shares is determined as of the close of busi-ness of the New York Stock Exchange (the "Exchange")

typically 4:00pm Eastern Time or earlier for days the Exchange closes early for holidays on each business day of
which that Exchange is open. The Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price is determined by dividing the val-ue of its securities, plus any cash and other assets less all liabilities, ex-cluding capital surplus, by the number of shares outstanding.

Securities traded on national securities exchanges or the NASDAQ National Market System are valued at the closing prices of the securities on these exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

It is not contemplated that the Fund will normally hold securities that would require fair value pricing.

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser.
In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.



PURCHASE OF SHARES AND REINVESTMENTS
The

purchase

price of the shares offered by the Fund for any Series is at the net asset value per share next determined after receipt of the purchase order by the Fund in good order

and is computed in the manner described under the caption "PRICING
OF SHARES" in this Prospectus. The Series reserves the right at its sole dis-cretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.


A purchase order is received in good order when the Fund receives payment and, in the case of new shareholders, a completed Shareholder Application, or, in the case of existing shareholders, a correspondence indicating a desire to purchase.


Payment may be made by wire.

Payment is considered received

as of the day
the check is received by the Fund if the Fund receives the check before the close of regular trading on the New York Stock Exchange as defined above.

If payment is made by wire,
payment is considered received

the day payment is received by the Series' custodian. The purchase price of shares of any Series is the net asset value determined on the day the purchase order is received in good order.



In compliance with the USA Patriot Act of 2001, please note that the Fund will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.

Market Timing Restrictions
Short-term or excessive trading often referred to as "market timing," is discouraged by the Fund and the Fund does not accommodate frequent purchases and redemptions.

Market timing can have a potentially negative impact on the value of shareholder assets. Since its inception, it has been the practice of the Fund to discourage and, to the extent possible as allowed by law, prohibit individuals from engaging in market timing activities. However, the Fund's Board of Directors has not adopted policies and procedures
specifically designed to discourage and detect excessive trading and market timing activities. The Board has concluded that the Fund is not a likely venue for market timing activities because of its size and its method of distribution. Furthermore, to date the Fund had not seen any activity among its shareholders that it would deem to be market timing.
The Fund does not maintain any arrangements to permit excessive trading and market timing activities.

Frequent purchases and redemptions of Fund shares ("excessive trading") may interfere with the Portfolio Manager's ability to management the Fund's portfolio effectively, especially in view of the Fund's size and the nature of its investments. Excessive trading could increase the Fund's transaction and administrative costs and/or affect the Fund's performance depending on various factors such as the amount of cash or cash equivalents in the Fund's portfolio at any given point in time. As a result of excessive trading, the Fund might be required to sell portfolio securities at unfavorable times in order to meet redemption requests. Such sales could increase the transaction expenses of the Fund and have a negative impact on the Fund's performance.

Shareholders need be made aware that, as of the this writing, the SEC is considering imposing mandatory redemption fees among all funds for certain transactions. The Fund will comply with any rule the SEC makes regarding this.

Initial Investments: Initial purchase of shares of the Series may be made on-ly by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $2,500 ($500 for IRAs).

Subsequent Purchases: Subsequent purchases may be made by check or readily available funds and may be made in writing (including an electronic trans-mission) or by telephone. Shareholders wishing to make subsequent purchases by telephone must first elect the privilege by writing to the Fund. The minimum subsequent purchase is $250 ($50 for IRAs), but less may be accepted only in the case of corporate retirement plans that regularly contribute to their account via salary deferrals.

Exchanges Between Series: To purchase shares by exchanging from another Series, please call the Bullfinch Fund shareholder services at 1-888-BULLFINCH (1-888-285-5346) for instructions. Your exchange will be based on the closing net asset value per share next determined after your purchase order is received in good order.

There is no charge for exchanges between Series. Generally, an exchange between Series is a taxable event. The Fund reserves the right to temporarily or permanently terminate the exchange privilege for any shareholder who makes an excessive number of exchanges between Series.

In terminating the exchange privilege the shareholder will always have the right to redeem shares.

Anything greater than 3 exchanges
within six months will be considered excessive. You will receive advance written notice that the Fund intends to limit your use of the exchange privilege. The Fund also reserves the right to terminate or modify the exchange privilege at any time upon 30 days advance written notice or to refuse any exchange request.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in fractional shares and use same for the pur-chase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/ or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Fractional shares may be purchased. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.

INDIVIDUAL RETIREMENT ACCOUNTS
You may purchase shares for an individual retirement accounts ("IRA") including Roth IRA's, SEP's, and Simple IRA's. IRA investments are available for the following:
      - Regular contributions
      - Rollover of certain employer sponsored pension and profit-sharing plan distributions.
      - Transfers from other IRA's


All assets are automatically invested in Fund shares, including all dividends and distributions paid on Fund shares within an IRA. There is an annual fee of $45.00 charged by the IRA Trustee, Delaware Charter Guarantee and Trust Co.
The Fund will pay the annual fee for accounts with a value of at least $10,000.

Accounts below $10,000 in market value may be charged the $45.00 fee. This will be decided on an annual basis by the Fund's President or Directors. Any Account that terminates it's IRA with the IRA Custodian may be subject to termination charges from the IRA Custodian. These charges are identified in the IRA Custodian's Application and Disclosure Statement. When the Fund pays any IRA related fees it will be a Fund operating expense. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA.

PENSION, PROFIT SHARING AND 401-K PLANS
Purchases of Fund shares through a business' retirement plans are available to the owners, officers and employees who participate in the retirement plans. The accounts will be registered under the name and tax identification of the pension, profit sharing and/or 401K plans.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who sends a letter requesting redemption to the Fund at its address as it appears on this Prospectus (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, the Fund will require
proper endorsements guaranteed either an Eligible Guarantor Institution as defined by the Securities Exchange Act of 1934. Eligible Guarantor Institution means:

       - Banks                                 - Broker/Dealers
       - Credit unions                         - National securities exchanges
       - Registered securities associations    - Clearing agencies
       - Savings associations

It shall be the standard procedure for the Fund to automatically accept any signature guarantee unless:

- the Fund has material evidence to suggest the guaranteeing institution is not an Eligible Guarantor Institution; or,
- because the person acting on behalf of the guarantor institution is not authorized by that institution to act on its behalf, but only if the Fund maintains a list of people authorized to act on behalf of that guarantor institution.

Please note that you cannot get a signature guarantee from a notary public.


The redemption price
is the net asset value per share next determined after the order is received in good order by the close of the market as defined above

 by
the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender of a valid redemption request. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days if:
      - The New York Stock Exchange is closed for other than customary weekend or holiday closings,
      - Trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission
      - The Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.
      - Other extraordinary events which may restrict the Fund from selling its securities or distributing its liquid assets.
The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind in liquid securities with a market value equal to the redemption price. Should this occur, the shareholder will carry market risk until they can sell the securities and that they will also pay any related transaction costs associated with selling these securities. Finally, liquidation in kind does not remove any tax liabilities.


TAX STATUS

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Series, by paying out substantially all of its investment income and realized capital gains, and by satisfying certain other requirements has been and intends to continue to be relieved of federal income tax on the amounts di-stributed to shareholders.

Distribution of any net long term capital gains realized by the Series will be taxable to the shareholder as long term capital gains, regardless of the length of time Series shares have been held by the investor. All income realized by the Series, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Federal Tax Treatment of Dividends and Distributions
The following is only a summary of certain additional tax considerations generally affecting the Series and its shareholders that are not described in the Series' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here and in the Series' Prospectus is not intended as a substitute for careful tax planning.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company
As a regulated investment company ("RIC") under Subchapter M of the Code, the Series is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year will satisfy the Distribution Requirement.

In addition to satisfaction of the Distribution Requirement each Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income") and derive less than 30% of its gross income from the sale or other disposition of stocks, securities and certain other investments held for less than three months including foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Series' principal business of investing in stock or securities or options and futures with respect to stocks or securities (the so-called "Short-Short Gain Rule"). Moreover, at the close of each quarter of its taxable year, at least 50% of the value of the Series' assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of other issuers (as to which the Series has not invested more than 5% of the value of its total assets in any one issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other RICs), or in two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test").

Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employer maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings within the IRA are reinvested and are tax-deferred until withdrawals begin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and independent Spousal IRA must be maintained. You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.

Simplified Employee Pension: Employers may use the Fund to establish Simplified Employee Pension (SEP) IRA's for each qualifying employee. Deductible contributions may be made by the employer through a SEP IRA, which meets the requirements of section 408(k) of the code. An employer may contribute up to the lesser of 15% of your calendar year compensation or $22,500.

Roth IRA: Individuals may use the Fund for contributions to a Roth IRA. Contributions to a Roth IRA are not deductible and are limited to the same amounts allowable for regular IRA's. In addition there are income limitations that must be met in order to contribute to a Roth IRA. However, all withdrawals from a Roth IRA are not included in income if it is a "qualified distribution". Qualified distributions are to be made no sooner than the fifth tax year after the year the Roth IRA contribution is made, and the individual must be age 59.5, or for the events of death, disability or first home purchase (maximum $10,000).

U.S. Treasury Regulations require a Disclosure Statement. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. The Fund will pay the setup fees charged by the trustee. There is an annual fee of $45.00 charged by the IRA Trustee, Delaware Charter Guarantee and Trust Co. The Fund will pay the annual fee for accounts with a value of at least $10,000. Accounts below $10,000 in market value may be charged the $45.00 fee. This will be decided on an annual basis by the Fund's President or Directors. When the Fund pays the annual fees it will be a Fund operating expense of the Fund. If the fees are charged to the IRA owners then the owner will have the option of paying the fee directly or have the fee charged to their IRA. All IRA's may be revoked within seven days of their establishment with no penalty.

CALCULATION OF PERFORMANCE DATA
The Fund's average annual total returns are calculated using the following
formula:                             n
                                P(1+T) =ERV
                WHERE:
                P    = a hypothetical initial payment of $1,000
                T    = average annual total return


                n    = number of years
                ERV  = ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).


The Fund's average annual total returns (after taxes on distributions) are calculated using the following formula:
                                     n
                                P(1+T) = ATV(D)
                WHERE:
                P       = a hypothetical initial payment of $1,000
                T       = average annual total return


                n       = number of years
                ATV(D)  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.


The Fund's average annual total returns (after taxes on distributions and redemption) are calculated using the following formula:
                                     n
                                P(1+T) = ATV(DR)
                WHERE:
                P       = a hypothetical initial payment of $1,000
                T       = average annual total return


                n       = number of years
                ATV(DR) = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.




FINANCIAL STATEMENTS
  (The required financial statements and schedules are incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-CSR filed on August 19, 2005 with Accession Number 0001038199-05-000006).

                        FORM N-1A
                PART C - OTHER INFORMATION



          Contents                                          Page #

Item 23.  Financial Statements & Exhibits                        1


Item 24.  Persons Controlled by or Under Common Control          9


Item 25.  Indemnification                                        9


Item 26.  Business and Other Connections of Investment Adviser   9

Item 27.  Principal Underwriters                                 9

Item 28.  Location of Accounts & Records                         9

Item 29.  Management Services                                    10

Item 30.  Undertakings                                           10

          Signatures                                             11

          Exhibits                                               12

Item 23. Financial Statements and Exhibits
(a) (1) Articles of Incorporation - Articles of Incorporation as filed with the State of Maryland on January 29, 1997 (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on
        June 29, 1998 with Accession Number 0001038199-98-000004).
    (2) Articles of Amendment - none
(b)     By-laws - (incorporated by reference to
        Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on
        June 29, 1998 with Accession Number 0001038199-98-000004).
(c)     Instruments Defining Rights of Security Holders - None
(d)     Investment Advisory Contracts - (incorporated by reference to
        Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on
        June 29, 1998 with Accession Number 0001038199-98-000004).
(e)     Underwriting Contracts - None
(f)     Bonus or Profit Sharing Contracts - None
(g)     Custodian Contracts - (incorporated by reference to
        Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on
        June 29, 1998 with Accession Number 0001038199-98-000004).
(h)     Other Material Contracts - None
(i)     Legal Opinion - (incorporated by reference to
        Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on
        June 29, 1998 with Accession Number 0001038199-98-000004).
(j)     Other Opinions
(k)     Omitted Financial Statements - None
(l)     Initial Capital Agreements - None
(m)     Rule 12b-1 Plan - None
(n)     Rule 18f-3 Plan - None

(o)
     Reserved

(p)
     Code of Ethics - (incorporated by reference to Bullfinch Fund, Inc.; 333-26321; 811-08191; Form N-1A filed on

        October 30, 2003 with Accession Number 0001038199-02-000005).




Item 24. Persons Controlled by or Under Common Control - See Major Shareholders Part B.

Item 25. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being regist-ered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be gov-erned by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser - the activity of Carosa, Stanton & DePaolo Asset Management, LLC at the present time is performance under the terms of the Investment Management Agreement currently effective between Carosa, Stanton & DePaolo Asset Management, LLC and the BULLFINCH FUND, Inc. Mr. Christopher Carosa, Mr. Gordon R. Stanton, Mr. Terrance B. Mulhern and Mr. Bradford L. McAdam are the sole members of the Investment Adviser. Mr. Carosa is also Executive Director of CTO Research Associates, a research and consulting firm. Mr. Stanton is also a sales rep with Brown Harris Stevens Residential. Mr. Mulhern maintains his Series 7 Securities License through PK Securities of Albany, NY and is superviser of a branch office.

Item 27.  Principal Underwriters - the Fund acts as its own underwriter.

Item 28. Location of Accounts & Records - all Fund records, including all accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act and the Rules promulgated thereunder, are held in corporate headquarters - 1370 Pittsford Mendon Road Mendon, New York 14472. All assets and securities of the Series are in account at Charles Schwab & Co. Inc, The Schwab Building, 101 Montgomery Building, San Francisco, CA 94104.

Item 29.  Management Services - Not applicable

Item 30.  Undertakings - Not applicable

                        CONSENT OF INDEPENDENT AUDITOR

Rotenberg & Co., LLP
Certified Public Accountants
1870 Winton Road South
Rochester, New York  14618
Phone: (585) 295-2400
Fax: (585) 295-2150

We consent to the use or our reports, dated July 27, 2005, on the annual financial statements of the Unrestricted Series (a series within Bullfinch Fund, Inc.), and the Western New York Series (a series within Bullfinch Funds, Inc.) which are included in the Post Effective Amendment under the Securities Act of 1933. We also consent to the reference to our firm in such Amendment.


/s/ Rotenberg & Co., LLP

Rotenberg & Co., LLP
Rochester, New York
November 18, 2005


     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the BULLFINCH FUND, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Mendon and State of New York, on the 18th day of November 2005.


                                                  BULLFINCH FUND, INC.

                                                  /s/
                                                  Christopher Carosa,
                                                  President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.


/s/
Christopher Carosa         President, Treasurer and Director        11-18-05

/s/
Gordon R. Stanton          Vice President and Director              11-18-05

/s/
Jan Dombrowski             Director                                 11-18-05

/s/
John P. Lamberton          Director                                 11-18-05

/s/
William E. J. Martin       Director                                 11-18-05

/s/
Thomas Midney              Director                                 11-18-05

/s/
Michael J. Morris          Director                                 11-18-05

/s/
Michael W. Reynolds        Director                                 11-18-05

/s/
Betsy K. Carosa            Secretary                                11-18-05